Stock-Based Compensation Plans - Summary of Stock Option Activity and Related Information (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2021 shares $ / shares
Net settlement rights
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Options Outstanding, Beginning of Year	30,597
Number of Share Options, Granted	6,345
Number of Share Options, Exercised	(529)
Number of Share Options, Forfeited	(66)
Number of Share Options, Expired	(9,114)
Number of Share Options Outstanding, End of Year	27,233
Weighted Average Exercise Price, Outstanding, Beginning of Year | $ / shares	$ 18.52
Weighted Average Exercise Price, Granted | $ / shares	8.89
Weighted Average Exercise Price, Exercised | $ / shares	10.51
Weighted Average Exercise Price, Forfeited | $ / shares	15.17
Weighted Average Exercise Price, Expired | $ / shares	28.61
Weighted Average Exercise Price, Outstanding, End of Year | $ / shares	$ 13.06
PSUs
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Units, Outstanding, Beginning of Year	9,284
Number of Share Units, Granted	6,175
Number of Share Units, Vested and Paid Out	(8,085)
Number of Share Units, Cancelled	(261)
Number of Share Units, Units in Lieu of Dividends	50
Number of Share Units, Outstanding, End of Year	7,163
RSUs
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Units, Outstanding, Beginning of Year	8,430
Number of Share Units, Granted	6,435
Number of Share Units, Vested and Paid Out	(8,420)
Number of Share Units, Cancelled	(463)
Number of Share Units, Units in Lieu of Dividends	43
Number of Share Units, Outstanding, End of Year	6,025
DSUs
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Units, Outstanding, Beginning of Year	1,333
Number of Share Units, Granted	80
Number of Share Units, Units in Lieu of Dividends	10
Number of Share Units, Redeemed	(440)
Number of Share Units, Outstanding, End of Year	1,256
DSUs | Director
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Units, Granted	273
Replacement Stock Options
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Options Outstanding, Beginning of Year	0
Number of Share Options, Granted	18,882
Number of Share Options, Exercised	(790)
Number of Share Options, Forfeited	(3,582)
Number of Share Options, Expired	(2,254)
Number of Share Options Outstanding, End of Year	12,256
Weighted Average Exercise Price, Outstanding, Beginning of Year | $ / shares	$ 0
Weighted Average Exercise Price, Granted | $ / shares	15.31
Weighted Average Exercise Price, Exercised | $ / shares	3.64
Weighted Average Exercise Price, Forfeited | $ / shares	14.08
Weighted Average Exercise Price, Expired | $ / shares	20.07
Weighted Average Exercise Price, Outstanding, End of Year | $ / shares	$ 15.21